Reserves for unpaid losses and loss adjustment expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Reserves for unpaid losses and loss adjustment expenses
Summary of the loss and LAE reserve activities

	Three Months Ended September 30,		Nine Months Ended September 30,
(Millions)	2018	2017	2018	2017
Gross beginning balance	$1,827.1	$1,659.3	$1,898.5	$1,620.1
Less beginning reinsurance recoverable on unpaid losses	(358.3)	(304.7)	(319.7)	(291.5)
Net loss and LAE reserve balance	1,468.8	1,354.6	1,578.8	1,328.6
Losses and LAE incurred relating to:
Current year losses	270.5	374.6	575.8	622.5
Prior years losses	(10.1)	(3.4)	(23.0)	4.1
Total net incurred losses and LAE	260.4	371.2	552.8	626.6
Foreign currency translation adjustment to net loss and LAE reserves	(5.4)	12.9	(20.9)	33.1
Acquisitions (See Note 3)	0.2	—	0.2	14.3
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1	0.1
Loss and LAE paid relating to:
Current year losses	80.5	51.9	152.5	116.3
Prior years losses	101.6	105.1	416.5	304.6
Total loss and LAE payments	182.1	157.0	569.0	420.9
Net ending balance	1,542.0	1,581.8	1,542.0	1,581.8
Plus ending reinsurance recoverable on unpaid losses	349.0	334.9	349.0	334.9
Gross ending balance	$1,891.0	$1,916.7	$1,891.0	$1,916.7

	2017	2016	2015
	(Millions)
Gross beginning balance	$1,620.1	$1,644.4	$1,809.8
Less beginning reinsurance recoverable on unpaid losses	(291.5)	(283.1)	(322.2)
Net loss and LAE reserve balance	1,328.6	1,361.3	1,487.6
Loss and LAE reserves acquired(1)	14.3	9.8	—
Losses and LAE incurred relating to:
Current year losses	811.8	583.0	473.9
Prior years losses	(0.6)	(63.7)	(51.2)
Total net incurred losses and LAE	811.2	519.3	422.7
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.5	0.7
Foreign currency translation adjustment to net loss and LAE reserves	36.8	(14.0)	(27.2)
Loss and LAE paid relating to:
Current year losses	222.8	207.6	162.4
Prior years losses	389.5	340.7	360.1
Total loss and LAE payments	612.3	548.3	522.5
Net ending balance	1,578.8	1,328.6	1,361.3
Plus ending reinsurance recoverable on unpaid losses	319.7	291.5	283.1
Gross ending balance	$1,898.5	$1,620.1	$1,644.4
(1)	Loss and LAE reserves acquired in 2017 relate to Sirius Group’s purchase of IMG; 2016 relates to Sirius Group’s purchase of Mount Beacon.